Notes Payable (Details)																																				1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Feb. 09, 2026 USD ($)	Jan. 29, 2026 USD ($)	Jan. 12, 2026 USD ($)	Dec. 05, 2025 USD ($)	Nov. 13, 2025 USD ($) shares	Nov. 03, 2025 USD ($) $ / shares shares	Oct. 30, 2025 USD ($)	Oct. 21, 2025 USD ($) $ / shares shares	Oct. 01, 2025 USD ($)	Sep. 18, 2025 USD ($) shares	Aug. 14, 2025 USD ($)	Jul. 23, 2025 USD ($)	Jul. 09, 2025 USD ($)	Jul. 07, 2025 USD ($)	Jul. 01, 2025 USD ($)	Jun. 25, 2025 USD ($)	Jun. 13, 2025 USD ($) shares	Jun. 04, 2025 USD ($) $ / shares shares	Jun. 01, 2025 USD ($)	Mar. 30, 2025	Mar. 04, 2025 USD ($)	Feb. 27, 2025 USD ($)	Feb. 26, 2025 USD ($)	Jan. 17, 2025 USD ($)	Jan. 02, 2025 USD ($)	Dec. 30, 2024 USD ($)	Oct. 18, 2024 USD ($)	Aug. 20, 2024 USD ($)	Jun. 13, 2024 USD ($) $ / shares shares	May 31, 2024 USD ($) $ / shares	May 03, 2024 USD ($)	Apr. 05, 2024 USD ($)	Apr. 20, 2023 USD ($)	Sep. 22, 2022 USD ($)	Jun. 13, 2020 USD ($)	Jan. 31, 2026 USD ($)	Jun. 30, 2026 USD ($) $ / shares	Jun. 30, 2025 USD ($)	Jun. 30, 2026 USD ($) $ / shares	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($)	Dec. 31, 2026	Mar. 31, 2026 USD ($)	Mar. 09, 2026 USD ($)	Feb. 13, 2026 USD ($)	Nov. 10, 2025 USD ($)	Jun. 23, 2025 shares	Mar. 31, 2025 USD ($)	Feb. 04, 2025 USD ($)	Nov. 22, 2024 $ / shares	Apr. 02, 2024 $ / shares	Apr. 30, 2020 USD ($)
Debt Instrument [Line Items]
Principal amount															$ 86,130
Interest																																										$ 64
Debt conversion remaining amount																					$ 1,250			$ 5,800	$ 800
Effective interest rate																												10.00%													20.00%
Repaid loan							$ 97,995							$ 11,000
Gain on extinguishment of debt											$ 4,687			7,689	$ 198,577	$ 244,032					$ (1,844)				$ 536															$ 9,238	$ 729,304	413,903
Amortized debt discount												$ 1,027															$ 3,841														4,862	17,901
Long-Term Debt, Maturities, Repayments of Principal in Rolling Year Two and Three																																					0	2,366	0	2,366				$ 0					$ 0
Gain on settlement of liabilities				$ 4,957																																	950,408	421,748	948,031	527,353
Preferred stock consideration value
Accrued interest																																									$ 6,166
Warrants						5 years		5 years										5 years											5 years
Exercise price (in Dollars per share) | $ / shares																																									$ 10
Principal balance										$ 100,000
Shares received (in Shares) | shares										134
Proceeds from issuance of debt																																									$ 813,829	430,730
Note payable																																					$ 24,454		$ 24,454
Promissory note									$ 43,758
Principal amount																																															$ 12,100
Maturity date																										Mar. 31, 2025
Outstanding debt																																									$ 65,000
Shares of common stock (in Shares) | shares																																									343,625
Payment											60,000		$ 40,000
Common stock price (in Dollars per share) | $ / shares																																					$ 0.001		$ 0.001		$ 0.001										$ 0.001	$ 0.001
Interest																																									$ 10,000
Repaid principal amount																										$ 117,615																38,511
Debt issuance costs amortized						$ 10,314		$ 12,069				634							$ 4,771
Debt issuance costs																																									772
Payment to notes																																									2,000	3,000
Warrants issued (in Shares) | shares																																																100
Exercise price (in Dollars per share) | $ / shares						$ 20		$ 20										$ 20											$ 1
Total fair value																																									$ 7,805
Flight fair value																																									1,115
Promissory note							97,995
Long-term debt																																											14,311
Loans Payable [Member]
Debt Instrument [Line Items]
Debt outstanding amount																																					$ 118,709		$ 118,709		$ 121,130
Mr. Frommer [Member]
Debt Instrument [Line Items]
Additional consideration (in Shares) | shares						12,050		17,500										1,875
The June 13, 2020 Loan Agreement [Member] | Loans Payable [Member]
Debt Instrument [Line Items]
Loan assumed																						$ 63,800
Interest rate																																			3.75%
Extended maturity days																																			30 years
Debt instrument future payments																																			$ 3,732
Periodic payment																																			311
Interest																																					0	0	384	200
Debt outstanding amount																																					0		0						$ 57,291
The June 13, 2020 Loan Agreement [Member] | Flewber Global, Inc. [Member] | Loans Payable [Member]
Debt Instrument [Line Items]
Principal amount																																			$ 63,800
The Second September 2022 Loan Agreement [Member] | Loans Payable [Member]
Debt Instrument [Line Items]
Principal amount																																		$ 876,000
Periodic payment																																		27,375
Debt outstanding amount																																					0		0		0
Debt instrument, fee amount																																		$ 321,637
Effective interest rate																																		100.00%
Repaid loan																	$ 2,500
Number of debt payments																	2
Subsequent payments to be made to close out remaining note													$ 40,000				$ 25,000																								65,000
Gain on extinguishment of debt																	343,625
Amortized debt discount																																					$ 0	0	$ 0	0
First May 2022 Loan Agreement [Member] | Loans Payable [Member]
Debt Instrument [Line Items]
Proceeds from loans																																		$ 272,614
Debt conversion remaining amount																																		303,386
The April 20 2023 Loan Agreement [Member] | Loans Payable [Member]
Debt Instrument [Line Items]
Principal amount																																	$ 130,000
Interest rate																																	18.00%				18.00%		18.00%
The April 5th, 2024 Loan Agreement [Member]
Debt Instrument [Line Items]
Amortized debt discount																																									2,366
Debt issuance costs amortized																																										13,884
The April 5th, 2024 Loan Agreement [Member] | Loans Payable [Member]
Debt Instrument [Line Items]
Principal amount																																$ 56,250
Interest rate																																15.00%
Interest																																					$ 0	0	$ 0	1,228
Debt outstanding amount																																					0		0		0
Debt discount																																$ 11,250
Debt issuance costs																																5,000
Debt instrument, repurchase amount											$ 60,000
The May 3rd, 2024 Loan Agreement [Member]
Debt Instrument [Line Items]
Amortized debt discount																																									9,099
Repaid principal amount																																									40,800
The May 3rd, 2024 Loan Agreement [Member] | Loans Payable [Member]
Debt Instrument [Line Items]
Principal amount																															$ 60,000
Debt outstanding amount																																									0
Amortized debt discount																																					$ 0	823	$ 0	9,099
Debt discount																															24,600
Debt issuance costs																															2,400
Debt instrument, repurchase amount														$ 11,000
The May 31, 2024 Loan Agreement [Member]
Debt Instrument [Line Items]
Amortized debt discount																																									745
Debt issuance costs amortized																																										1,055
The May 31, 2024 Loan Agreement [Member] | Loans Payable [Member]
Debt Instrument [Line Items]
Principal amount																														$ 60,000
Interest rate																														15.00%							15.00%		15.00%
Periodic payment			$ 46,899
Interest																																					$ 869	2,038	$ 2,697	4,110
Debt outstanding amount																																					0		0		11,267
Amortized debt discount																																					0	125	0	745
Debt issuance costs																														$ 1,800
Gain on settlement of liabilities																																					22,063		22,063
The July 23, 2025 Loan Agreement [Member]
Debt Instrument [Line Items]
Amortized debt discount												392
The July 23, 2025 Loan Agreement [Member] | Loans Payable [Member]
Debt Instrument [Line Items]
Principal amount												7,827
Debt outstanding amount																																					0		0
Amortized debt discount																																					0	0	634	0
Debt discount												1,027																									0		0		634
Accrued interest												0
The August 20th, 2024 Loan Agreement [Member]
Debt Instrument [Line Items]
Amortized debt discount																																									428
Debt issuance costs amortized																																									1,615	1,187
The August 20th, 2024 Loan Agreement [Member] | Loans Payable [Member]
Debt Instrument [Line Items]
Principal amount																												$ 15,415
Interest rate																												10.00%
Extended maturity days																												181 days
Debt outstanding amount																																									0
Amortized debt discount																																					0	0	0	428
Debt issuance costs																												$ 1,615
Debt instrument, payment terms																												181 days
The October 18, 2024 Loan Agreement [Member]
Debt Instrument [Line Items]
Amortized debt discount																																									3,364
Debt issuance costs amortized																																										477
The October 18, 2024 Loan Agreement [Member] | Loans Payable [Member]
Debt Instrument [Line Items]
Principal amount																											43,041
Debt outstanding amount																																					0		0		0
Repaid loan																											4,782
Amortized debt discount																																					$ 0	0	$ 0	3,364
Debt issuance costs																											3,841
Debt instrument, payment terms																												60 days
Interest accrued																											0
The December 30, 2024 Loan Agreement [Member]
Debt Instrument [Line Items]
Notes issued																																									93,649
The December 30, 2024 Loan Agreement [Member] | Loans Payable [Member]
Debt Instrument [Line Items]
Principal amount																										$ 117,614
Interest rate																										20.00%											20.00%		20.00%
Debt outstanding amount																																					$ 0		$ 0
Debt instrument, fee amount																										$ 1,430
The February 4, 2025 Loan Agreement [Member] | Loans Payable [Member]
Debt Instrument [Line Items]
Principal amount																																																		$ 67,500
Interest																																					0	0	0	0
Debt outstanding amount																						65,000															0		0
Repaid loan					$ 25,000
Repayments of long-term debt																							$ 2,500
Investor issued (in Shares) | shares					200
Preferred stock consideration value					$ 24,000
The February 27, 2025 Loan Agreement [Member] | Loans Payable [Member]
Debt Instrument [Line Items]
Loan assumed																						365,000
Interest																																					0	8,877	9,000	12,033
Debt outstanding amount																																					$ 0		$ 0						$ 361,143
Payments																						$ 3,000
The June 1, 2025 Loan Agreement [Member]
Debt Instrument [Line Items]
Debt issuance costs amortized																																									3,440
Debt discount amortized with amortization amount																																									1,331
The June 1, 2025 Loan Agreement [Member] | Loans Payable [Member]
Debt Instrument [Line Items]
Principal amount																			$ 44,871
Interest rate																																					0.00%		0.00%
Extended maturity days																			60 days
Debt outstanding amount																																					$ 0		$ 0
Amortized debt discount																																					0	0	3,439	0
Debt discount																																					0		0		3,439
Debt issuance costs																																					4,771		4,771
Repayments of long-term debt																																							3,520
Payments																			$ 4,986
Accrued interest																			0
The First June 4, 2025 Loan Agreement [Member]
Debt Instrument [Line Items]
Principal amount																																									12,500
The First June 4, 2025 Loan Agreement [Member] | Loans Payable [Member]
Debt Instrument [Line Items]
Principal amount																		$ 12,500
Debt outstanding amount																																					0		0		0
Amortized debt discount																																					0	6,023	0	6,023
Quantity (in Shares) | shares																		37,500
Warrants																		5 years
Exercise price (in Dollars per share) | $ / shares																		$ 1
Allocation amount																		$ 6,477
Allocated percentage amount																		52.00%
Fair value allocation to warrants amount																		$ 6,023
Fair value allocation to warrants																		48.00%
Debt discount																		$ 6,023
The June 13, 2025 Loan Agreement [Member] | Loans Payable [Member]
Debt Instrument [Line Items]
Principal amount																	$ 100,000
Debt outstanding amount																																					0		0		0
Amortized debt discount																																					0	0	0	0
Number of lender complimentary																	7
Fair value of debt instrument																	$ 7,805
Debt instrument fair value per flight																	1,115
Principal balance										$ 100,000
Shares received (in Shares) | shares										134
The February 9, 2026 Loan Agreement [Member] | Loans Payable [Member]
Debt Instrument [Line Items]
Principal amount	$ 55,300
Interest rate	25.00%
Debt instrument future payments	$ 6,734
Debt outstanding amount																																					0		0
Proceeds from loans	47,265
Repaid loan	60,608
Amortized debt discount																																					883		1,368
Debt discount	$ 5,308																																				3,940		3,940
Debt instrument, payment terms	60 days
Loan fixed fee	$ 5,308
Gross proceeds of repay outstanding balance	8,035
The October 1, 2025 Loan Agreement [Member]
Debt Instrument [Line Items]
Principal amount																																									25,081
Debt issuance costs amortized																																									4,090
The October 1, 2025 Loan Agreement [Member] | Loans Payable [Member]
Debt Instrument [Line Items]
Principal amount									43,758
Debt instrument future payments									4,862
Amortized debt discount																																					0	$ 0	4,090	$ 0
Debt discount									$ 4,862																												0		0		4,090
Debt instrument, payment terms									60 days
The January 5, 2026 Loan Agreement [Member] | Loans Payable [Member]
Debt Instrument [Line Items]
Loan assumed																																				$ 9,200
Extended maturity days																																				18 months
Amortized debt discount																																					192		365
Debt discount																																				$ 763	$ 398		$ 398
Repayment obligation																																				$ 9,963
Debt repayment interest rate																																				25.00%
Debt periodic payment percentage within six months																																				0.30
Debt periodic payment percentage within twelve months																																				0.60
The January 5, 2026 Loan Agreement [Member] | OG Gallery Inc. [Member] | Loans Payable [Member]
Debt Instrument [Line Items]
Principal amount																																				$ 9,200
The January 29, 2026 Loan Agreement [Member] | Loans Payable [Member]
Debt Instrument [Line Items]
Principal amount	125,000	$ 125,000
Interest rate		20.00%																																			20.00%		20.00%
Interest																																					$ 4,641		$ 8,751
Debt outstanding amount																																					94,110		94,110
Amortized debt discount																																					12,569		20,994
Debt discount	$ 25,000	$ 25,000																																			$ 4,006		4,006
Accrued interest																																							$ 4,641
Proceeds from issuance of debt		$ 100,000
The February 13, 2026 Loan Agreement [Member] | Loans Payable [Member]
Debt Instrument [Line Items]
Principal amount																																														$ 145,000
Interest rate																																														12.00%
April 2020 PPP Loan Agreement [Member]
Debt Instrument [Line Items]
Principal amount																																																					$ 282,432
Effective interest rate																																																					1.00%
The Second September 2022 Loan Agreement [Member]
Debt Instrument [Line Items]
Promissory note																																		$ 876,000
The Second September 2022 Loan Agreement [Member]
Debt Instrument [Line Items]
Effective interest rate																																		100.00%
Cash received																																		$ 272,614
Principal amount																																		303,386
Flat interest fee																																		321,637
The Third May 2022 Loan Agreement [Member]
Debt Instrument [Line Items]
Payments																																		$ 27,375
June 30, 2023 Loan Agreement [Member]
Debt Instrument [Line Items]
Promissory note																			44,871
Outstanding debt																	2,500
Additional penalty amount																	$ 2
Shares of common stock (in Shares) | shares																	25,000
Third September 2022 Loan Agreement [Member]
Debt Instrument [Line Items]
Promissory note																																	$ 130,000
April 20, 2023 Loan Agreement [Member]
Debt Instrument [Line Items]
Effective interest rate																																	18.00%
Common stock price (in Dollars per share) | $ / shares																														$ 3,778
Exercise price (in Dollars per share) | $ / shares																														$ 35
Fair value																														$ 177,560
The April 2023 Loan Agreement [Member]
Debt Instrument [Line Items]
Principal balance																																									31,213	41,213
Interest balance																																									3,024	7,521
Interest																																									5,503	7,521
Repaid principal amount																																									10,000
April 5th, 2024 Loan Agreement [Member]
Debt Instrument [Line Items]
Notes issued																																$ 56,250
Loan [Member]
Debt Instrument [Line Items]
Interest balance																																										7,209
May 3rd, 2024 Loan Agreement [Member]
Debt Instrument [Line Items]
Notes issued																															$ 60,000
The July 31 2023 Loan Agreement [Member]
Debt Instrument [Line Items]
Debt discount																																									24,600
Debt issuance costs																																									2,400
Promissory note												7,827
May 31, 2024 Loan Agreement [Member]
Debt Instrument [Line Items]
Repaid loan																																									44,790
Accrued interest																																										5,101
Notes issued																														$ 60,000											81
May 6th Loan Agreement [Member]
Debt Instrument [Line Items]
Flat interest fees																																									15
February 22 Loan Agreement [Member]
Debt Instrument [Line Items]
Interest																																									13,943
Notes issued																		12,500
Debt issuance costs amortized																																									1,800
August 20th, 2024 Loan Agreement [Member]
Debt Instrument [Line Items]
Repaid loan												$ 7,469
Notes issued																												$ 15,415
October 18, 2024 Loan Agreement [Member]
Debt Instrument [Line Items]
Notes issued																																										43,041
Minimum payments																											$ 4,782
The August 2023 Loan Agreement [Member]
Debt Instrument [Line Items]
Extended maturity days									60 days
Payments									$ 4,862
Repaid principal amount																																									21,586	21,455
May 28 Loan Agreement [Member]
Debt Instrument [Line Items]
Minimum payments																			$ 4,986
June 13th Loan Agreement [Member]
Debt Instrument [Line Items]
Warrants issued (in Shares) | shares																													37,500
The Second June 4, 2025 Loan Agreement [Member]
Debt Instrument [Line Items]
Principal amount																																									12,500
The July 11, 2023 Loan Agreement [Member]
Debt Instrument [Line Items]
Promissory note																	$ 100,000
The October 30, 2025 Loan Agreement [Member]
Debt Instrument [Line Items]
Amortized debt discount																																									7,614
Debt issuance costs amortized																																									$ 0
March 26 Loan Agreement [Member]
Debt Instrument [Line Items]
Notes issued						$ 12,100
Debt Maturities [Member]
Debt Instrument [Line Items]
Long-term debt																																									14,311
September 27 2023 Loan Agreement [Member] | September 27 2023 Note [Member]
Debt Instrument [Line Items]
Interest																																									$ 1,228	7,209
Maturity date																																		May 05, 2023
Notes issued																		12,500
September 27 2023 Loan Agreement [Member] | Loan [Member]
Debt Instrument [Line Items]
Notes issued																																										56,250
February 1, 2024 Loan Agreement [Member]
Debt Instrument [Line Items]
Repaid principal amount																																									14,645
February 1, 2024 Loan Agreement [Member] | February 1 Note [Member]
Debt Instrument [Line Items]
Amortized debt discount																																									11,250
Fair value of debt instrument								$ 1,931
Maturity date																																Feb. 15, 2025		Jun. 23, 2023
Repaid principal amount																																										$ 770
Debt issuance costs amortized																																									5,000
Debt instrument percentage								14.00%
Fair value of warrants								$ 12,069
Fair value of warrants rate								86.00%
September 28 2023 Loan Agreement [Member] | Secured Promissory Note [Member]
Debt Instrument [Line Items]
Effective interest rate																																15.00%
Maturity date																						Feb. 15, 2026
January 26 Loan Agreement [Member] | The December 30, 2024 Loan Agreement [Member]
Debt Instrument [Line Items]
Interest																																									$ 14,007
January 26 Loan Agreement [Member] | January 26 Note [Member]
Debt Instrument [Line Items]
Amortized debt discount																													$ 6,023
Fair value of debt instrument						$ 1,786
Maturity date																				Feb. 28, 2026
Repaid principal amount							$ 14,000
Notes issued								$ 14,000
Debt instrument percentage						15.00%
Fair value of warrants						$ 10,314
Fair value of warrants rate						85.00%
January 30 Loan Agreement [Member] | January 30 Note [Member]
Debt Instrument [Line Items]
Amortized debt discount																		6,023
Fair value of debt instrument																													$ 6,477
Debt instrument percentage																													52.00%
Fair value of warrants																													$ 6,023
Fair value of warrants rate																													48.00%
February 5 Loan Agreement [Member] | February 5 Note [Member]
Debt Instrument [Line Items]
Fair value of debt instrument																		$ 6,477
Debt instrument percentage																		52.00%
Fair value of warrants																		$ 6,023
Fair value of warrants rate																		48.00%